Commitments and Contingencies	6 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14.	COMMITMENTS AND CONTINGENCIES

1)	Lease Commitments

As of December 31, 2020, the Company leases offices space under certain non-cancelable operating leases, with terms ranging between one and ten years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company's leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2020	June 30, 2020
	(unaudited)
Rights of use lease assets	$363,318	$553,904

Operating lease liabilities, current	308,276	315,259
Operating lease liabilities, noncurrent	124,673	310,098
Total operating lease liabilities	$432,949	$625,357

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020 and June 30, 2020:

	December 31, 2020	June 30, 2020
	(unaudited)
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.35	3.30
Weighted average discount rate	4.75%	4.75%

During the six months ended December 31, 2020 and 2019, the Company incurred total operating lease expenses of $100,892 and $202,970, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2020:

For the six months ended June 30, 2021	$214,272
For the twelve months ended June 30, 2022	165,017
For the twelve months ended June 30, 2023	38,840
For the twelve months ended June 30, 2024 and thereafter	33,232
Total lease payments	451,361
Less: imputed interest	(18,412)
Present value of lease liabilities	$432,949